BANK BORROWINGS - Unused loan facilities (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Debt Instrument
Assets pledged as collateral	$ 31,564	¥ 219,736
Short-term bank borrowings 1
Debt Instrument
Restricted cash	31,000	215,816	¥ 60,796
Long-term bank borrowings, (including current portion) 1 | Fixed assets
Debt Instrument
Assets pledged as collateral	29,267	203,747	286,596
Long-term bank borrowings, (including current portion) 1 | Land Use Rights [Member]
Debt Instrument
Assets pledged as collateral	$ 2,297	¥ 15,989	¥ 16,403